Derivative Financial Instruments - Summary of Items designated as Hedging Instruments, Hedged Items and Ineffectiveness for Fair Value Hedge (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	$ 3,258
Carrying amount of the hedging instruments, Liabilities	(10,259)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(1,492)
Ineffectiveness recorded in non-interest income-other	(10)
Fair value hedges [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	455
Carrying amount of the hedging instruments, Liabilities	(1,485)
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(475)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	468
Ineffectiveness recorded in non-interest income-other	(7)
Carrying amount of the hedged item	(21,552)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges	716
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges	140
Fair value hedges [member] | Interest rate risk [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(1,037)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	1,043
Ineffectiveness recorded in non-interest income-other	6
Carrying amount of the hedged item, Liabilities	(58,026)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Liabilities	1,065
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Liabilities	186
Fair value hedges [member] | Interest rate risk [member] | Subordinated debenture [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(58)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	58
Carrying amount of the hedged item, Liabilities	(3,923)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Liabilities	37
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Liabilities	40
Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	448
Carrying amount of the hedging instruments, Liabilities	(1,454)
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(475)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	469
Ineffectiveness recorded in non-interest income-other	(6)
Fair value hedges [member] | Interest rate risk [member] | Investment Securities [Member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	360
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(367)
Ineffectiveness recorded in non-interest income-other	(7)
Carrying amount of the hedged item, Assets	16,286
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	(149)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Assets	63
Fair value hedges [member] | Interest rate risk [member] | Loan commitments [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	260
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(265)
Ineffectiveness recorded in non-interest income-other	(5)
Carrying amount of the hedged item, Assets	23,763
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	(246)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Assets	(149)
Fair value hedges [member] | Currency or interest rate risk [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(4)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	4
Carrying amount of the hedged item, Liabilities	(466)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Liabilities	3
Fair value hedges [member] | Currency or interest rate risk [member] | Subordinated debenture [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(1)
Ineffectiveness recorded in non-interest income-other	(1)
Fair value hedges [member] | Currency or interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	7
Carrying amount of the hedging instruments, Liabilities	(31)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(1)
Ineffectiveness recorded in non-interest income-other	(1)
Fair value hedges [member] | Currency or interest rate risk [member] | Investment Securities [Member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	5
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(5)
Carrying amount of the hedged item, Assets	814
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	$ 6